                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2591

                      RIVERSOURCE MONEY MARKET SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
        (Address of principal executive offices)                      (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 4/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE CASH MANAGEMENT FUND

                                AT APRIL 30, 2009



APRIL 30, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




U.S. GOVERNMENT AGENCIES (21.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Federal Home Loan Bank Disc Nts
 05-08-09                            0.20%          $115,800,000         $115,794,811
 05-11-09                            0.23             75,300,000           75,294,771
 05-12-09                            0.20             75,000,000           74,994,958
 05-13-09                            0.24             99,500,000           99,491,377
 05-26-09                            0.23             13,000,000           12,997,833
 05-27-09                            0.21             65,000,000           64,989,708
 07-07-09                            0.31             75,000,000(b)        75,000,000
 08-10-09                            0.20             29,000,000           28,983,728
 02-01-10                            0.51             74,000,000           73,716,333
 04-30-10                            0.72             55,000,000           54,991,773
Federal Home Loan Mtge Corp Disc Nts
 09-21-09                            0.71             20,000,000           19,944,389
 02-09-10                            1.10             46,000,000(b)        46,000,000
Federal Natl Mtge Assn Disc Nts
 05-13-09                            0.16             64,500,000           64,496,410
 10-26-09                            0.78             40,000,000           39,847,711
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $846,543,802)                                                     $846,543,802
-------------------------------------------------------------------------------------



FDIC-INSURED DEBT (28.0%)(c)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Bank of America
 FDIC Govt Guaranty
 06-24-09                            0.30%           $36,000,000          $35,983,800
 06-25-09                            0.30             36,200,000           36,183,491
 06-26-09                            0.29             40,000,000           39,981,956
 06-30-09                            0.25             35,000,000           34,985,417
 07-23-09                            0.25             25,000,000           24,985,590
 07-27-09                            0.25             50,000,000           49,969,792

Citigroup Funding
 FDIC Govt Guaranty
 05-07-09                            0.22             40,000,000           39,998,333
 05-14-09                            0.24             75,000,000           74,993,229
 05-15-09                            0.24             35,000,000           34,996,597
 05-18-09                            0.24             98,600,000           98,588,360
 05-19-09                            0.24             71,000,000           70,991,125
 05-20-09                            0.24             72,000,000           71,990,500
 05-21-09                            0.24             35,000,000           34,995,139
 05-26-09                            0.24             70,000,000           69,987,847
 05-27-09                            0.24             35,000,000           34,993,681
 05-28-09                            0.24             35,000,000           34,993,438
 06-02-09                            0.25             35,000,000           34,992,222
 06-09-09                            0.25             49,800,000           49,786,512
 06-10-09                            0.25            106,800,000          106,770,333
 06-11-09                            0.25             36,000,000           35,989,750
 06-12-09                            0.25             24,200,000           24,192,942
 07-01-09                            0.30             35,000,000           34,982,208
Goldman Sachs Group
 FDIC Govt Guaranty
 12-17-09                            1.47             40,000,000(b)        40,000,000
-------------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $1,115,332,262)                                                 $1,115,332,262
-------------------------------------------------------------------------------------



CERTIFICATES OF DEPOSIT (11.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Bank of America
 07-22-09                            0.55%           $35,000,000          $35,000,000
 10-23-09                            1.05             35,000,000           35,000,000
Barclays Bank
 05-27-09                            1.58             40,000,000(b)        40,000,000
 05-28-09                            1.66             38,000,000(b)        38,000,000
Canadian Imperial Bank of Commerce
 05-15-09                            0.59             38,000,000           38,000,000
 05-29-09                            0.45             35,000,000           35,000,000
 06-01-09                            0.50             40,000,000           40,000,000
Chase Bank USA
 05-22-09                            0.45             35,000,000           35,000,000
Citibank
 05-29-09                            0.80             35,000,000           35,000,000
 06-08-09                            0.80             30,000,000           30,000,000
 06-22-09                            0.75             30,000,000           30,000,000
 06-29-09                            1.06             35,000,000           35,000,000
Toronto-Dominion Bank
 07-10-09                            0.50             35,000,000           35,000,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $461,000,000)                                                     $461,000,000
-------------------------------------------------------------------------------------



FLOATING RATE NOTES (6.2%)(b)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Bank of America
 07-30-09                            1.24%           $35,000,000          $35,000,000
General Electric Capital
 09-24-09                            0.48             10,000,000           10,000,000
HSBC USA
 08-14-09                            1.64             40,000,000           40,000,000
New York Life Global Funding
 09-04-09                            1.37             50,000,000           50,000,000
US Bank
 08-19-09                            1.31             60,000,000           60,000,000
 09-10-09                            1.39             32,000,000           32,000,000
Wells Fargo & Co
 09-03-09                            0.56             20,000,000           20,000,000
-------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Cost: $247,000,000)                                                     $247,000,000
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (32.5%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (19.8%)
Amsterdam Funding
 07-02-09                            0.81%           $55,000,000(d)       $54,923,189
 07-06-09                            0.73             45,000,000(d)        44,939,775
 07-13-09                            0.66             30,000,000(d)        29,959,850
Bryant Park Funding LLC
 05-20-09                            0.34             35,000,000           34,993,535
Chariot Funding LLC
 07-01-09                            0.50             38,000,000(d)        37,967,806
Enterprise Funding LLC
 05-01-09                            0.68             37,000,000(d)        37,000,000
Falcon Asset Securitization LLC
 05-06-09                            0.42             40,000,000           39,997,222
 06-15-09                            0.55             11,000,000(d)        10,992,438
Jupiter Securitization LLC
 05-04-09                            0.38             20,000,000(d)        19,999,167
 05-06-09                            0.42             35,000,000(d)        34,997,569
 05-07-09                            0.43             35,000,000(d)        34,997,083
 05-11-09                            0.28             30,000,000(d)        29,997,500
 05-18-09                            0.48             17,500,000(d)        17,495,868
Old Line Funding LLC
 05-04-09                            0.42             65,000,000           64,997,020
 05-20-09                            0.48             20,000,000(d)        19,994,722


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE CASH MANAGEMENT FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMERCIAL PAPER (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (CONT.)
Park Avenue Receivables
 05-01-09                            0.30%           $30,000,000(d)       $30,000,000
 05-18-09                            0.29             30,000,000(d)        29,995,750
Salisbury Receivables LLC
 05-05-09                            0.28             20,000,000(d)        19,999,222
 05-06-09                            0.28             41,500,000(d)        41,498,085
 05-07-09                            0.31             20,000,000(d)        19,998,800
 05-18-09                            0.34             13,300,000(d)        13,297,739
Sheffield Receivables
 05-14-09                            0.30             20,000,000(d)        19,997,689
Thunder Bay Funding LLC
 05-05-09                            0.41             70,000,000           69,996,110
 05-18-09                            0.31             30,000,000(d)        29,995,467
                                                                      ---------------
Total                                                                     788,031,606
-------------------------------------------------------------------------------------


BANKING (8.9%)
Bank of America
 05-21-09                            0.35             40,000,000           39,992,000
BNP Paribas Finance
 05-01-09                            0.20             57,700,000           57,700,000
HSBC USA
 05-15-09                            0.27             35,000,000           34,996,053
JPMorgan Chase & Co
 05-08-09                            0.16             14,900,000           14,899,479
 05-11-09                            0.17             30,000,000           29,998,500
 05-12-09                            0.23             35,000,000           34,997,326
Royal Bank of Scotland
 06-01-09                            0.93             60,000,000           59,951,131
 06-15-09                            0.89              7,200,000            7,191,900
 07-01-09                            1.24             40,000,000           39,915,956
 07-27-09                            1.05             34,900,000           34,811,863
                                                                      ---------------
Total                                                                     354,454,208
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (1.3%)

General Electric
 05-07-09                            0.23             35,000,000           34,998,484
 06-15-09                            0.43             17,300,000           17,290,701
                                                                      ---------------
Total                                                                      52,289,185
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (1.8%)
General Electric Capital Services
 05-22-09                            0.56             30,000,000           29,989,850
 06-02-09                            0.39             40,000,000           39,985,778
                                                                      ---------------
Total                                                                      69,975,628
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.7%)
Eli Lilly & Co
 05-04-09                            0.11             28,000,000(d)        27,999,650
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $1,292,750,277)                                                 $1,292,750,277
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,962,626,341)(e)                                              $3,962,626,341
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2009.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2009. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of these securities amounted to $606,047,369 or 15.2% of net assets.

(e) Also represents the cost of securities for federal income tax purposes at April 30, 2009.


INVESTMENTS IN STRUCTURED INVESTMENT VEHICLES

In 2007 and 2008 structured investment vehicles ("SIVs") generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset-backed commercial paper as well as the lack of liquidity and overall volatility in the markets for the collateral underlying these investment structures. On April 29, 2009, the Fund disposed of its remaining $41.7 million position in WhistleJacket Capital LLC (WJC) and the Fund held no other SIV positions as of April 30, 2009.

WJC breached a financial covenant on Feb. 11, 2008 relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This resulted in the appointment of receivers on Feb. 12, 2008. On Feb. 15, 2008, the receivers declared WJC to be insolvent. The Fund's positions in WJC went into default as of their respective maturity dates, Feb. 25, 2008 ($35 million) and March 20, 2008 ($40 million). The Fund received a partial payment totaling $17.3 million from WJC on Oct. 27, 2008 reducing the remaining total outstanding principal amount for WJC on that date to $57.7 million. Ameriprise Financial purchased $16 million of WJC from the Fund between March 6, 2009 and April 21, 2009 for cash at a price equal to amortized cost plus accrued interest in accordance with Rule 17a-9 of the Investment Company Act of 1940 (the 1940
Act). The Fund recorded $3.5 million as a reimbursement from an affiliate, which is equal to the aggregate difference between the fair value of WJC and the cash received from Ameriprise Financial on each purchase date. On April 29, 2009, the Fund chose the cash payout option in the restructuring of WJC and received cash proceeds totaling $33.4 million on its remaining $41.7 million principal in WJC. The Fund recognized a loss of $8.3 million on the transaction. The loss recognized on April 29, 2009 was not material to the Fund's $1 net asset value per share.

Pursuant to the Fund's pricing procedures, securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Rule 2a-7 also requires periodic monitoring ("Shadow Pricing") of the deviation between the net asset value per share of the Fund using the amortized cost method and the net asset value determined based on fair value to ensure that the amortized cost method continues to provide an appropriate net asset value for the Fund in accordance with Rule 2a-7.

For the nine months ended April 30, 3009 all investments held by the Fund, including WJC, were valued at amortized cost in compliance with Rule 2a-7 procedures. In addition, for the same time period the deviations resulting from the Shadow Pricing procedure were not material to the Fund's $1 net asset value per share.

RELATED PARTY TRANSACTION

From June 8, 2009 through June 23, 2009, due primarily to the realized losses on several of the Fund's SIV positions and redemptions, Ameriprise Financial has contributed capital of $336 thousand into the Fund to provide support to the Fund's $1 net asset value per share.


--------------------------------------------------------------------------------
2  RIVERSOURCE CASH MANAGEMENT FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                  FAIR VALUE AT APRIL 30, 2009
                                              --------------------------------------------------------------------
                                                   LEVEL 1            LEVEL 2
                                                QUOTED PRICES          OTHER           LEVEL 3
                                                  IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                 MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                   IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                            $--          $3,962,626,341         $--        $3,962,626,341


Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
3  RIVERSOURCE CASH MANAGEMENT FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Money Market Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date June 29, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date June 29, 2009